RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Short-term benefits
Salary or compensation	R$ 24,741	R$ 23,665
Direct and indirect benefits	464	407
Bonus	3,516	3,274
Total short term benefits	28,721	27,346
Long-term benefits
Share-based compensation plan	25,726	48,042
Total long term benefits	25,726	48,042
Total management compensation	R$ 54,447	R$ 75,388